Share Capital - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 1,003	$ 1,719	$ 1,937
Cost of Revenues [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation
Research and Development Expenses [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	346	783	714
General, Administrative and Marketing Expenses [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 657	$ 936	$ 1,223